Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial instruments [Abstract]
Disclosure of financial instruments [text block]
Note 22.	Financial Instruments

(a)	Categories of financial instruments

(i)	Financial assets

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Financial assets measured at fair value through profit or loss	$15,579	2,121	9,768
Financial assets measured at fair value through other comprehensive income	1,680	1,522	791

Measured at amortized cost:
Cash and cash equivalents	184,452	138,023	106,437
Financial assets at amortized cost	5,140	10,358	11,229
Accounts receivable and other receivables (including related parties)	204,543	215,070	194,021
Restricted deposit (including current and noncurrent)	138,324	147,470	164,456
Refundable deposits	1,219	1,437	1,311
Subtotal	533,678	512,358	477,454
Total	$550,937	516,001	488,013

(ii)	Financial liabilities

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Measured at amortized cost:
Short-term borrowings	$138,000	147,000	184,000
Financial liability at amortized cost	4,524	4,837	5,071
Accounts payables and other payables (including related party)	171,325	186,526	196,429
Guarantee deposits	1,203	604	154
Total	$315,052	338,967	385,654

(b)	Liquidity risk

The following, except for payables (including related parties) that are repayable within a year, are the contractual maturities of financial liabilities, including estimated interest payments of short-term borrowings.

(in thousands)	Contractual cash flows	Within 6 months	6-12 months	1-2 years	2-5 years	Over 5 years
January 1, 2017
Non-derivative financial liabilities
Short- term borrowings	$138,210	88,208	50,002	-	-	-
Financial liability at amortized cost	4,524	-	-	-	4,524	-
Guarantee deposits	1,203	1,203	-	-	-	-
	$143,937	89,411	50,002	-	4,524	-
December 31, 2017
Non-derivative financial liabilities
Short-term borrowings	$147,306	97,302	50,004	-	-	-
Financial liability at amortized cost	4,837	-	-	4,837	-	-
Guarantee deposits	604	604	-	-	-	-
	$152,747	97,906	50,004	4,837	-	-
December 31, 2018
Non-derivative financial liabilities
Short-term borrowings	$184,337	134,332	50,005	-	-	-
Financial liability at amortized cost	5,071	5,071	-	-	-	-
Guarantee deposits	154	154	-	-	-	-
	$189,562	139,557	50,005	-	-	-

The Company does not expect the cash flows included in the maturity analysis to occur significantly earlier or at significantly different amounts.

(c)	Currency risk

i.	Exposure to foreign currency risk

The Company’s significant exposure to foreign currency risk was as follows:

	January 1, 2017			December 31, 2017			December 31, 2018
(in thousands)	Foreign currency	Exchange rate	Functional currency	Foreign currency	Exchange rate	Functional currency	Foreign currency	Exchange rate	Functional currency

Financial assets
Monetary items
NTD	159,824	32.25	4,956	159,194	29.76	5,349	205,394	30.715	6,687
CNY	31,240	6.99	4,470	32,330	6.52	4,959	33,590	6.8681	4,891
Financial liabilities
Monetary items
NTD	943,995	32.25	29,271	780,899	29.76	26,240	922,148	30.715	30,023

ii.	Sensitivity analysis

The Company’s exposure to foreign currency risk arises from the translation of the foreign currency exchange gains and losses on cash and cash equivalents, accounts receivable, other receivable, accounts payable and other payable that are denominated in foreign currency.

Depreciation or appreciation of the USD by 10% against the New Taiwan Dollars (NTD) and CNY at December 31, 2017 and 2018, while all other variables were remained constant, would have increased or (decreased) the net profit before tax of $1,593 thousand and $1,845 thousand, respectively.

iii.	Interest rate risk

The Company’s short-term borrowings carried floating interest rates and fixed interest rates. The Company’s exposure to changes in interest rates is mainly from floating-rate short-term borrowings. Any change in interest rates will cause the effective interest rates of short-term borrowings to change and thus cause the future cash flows to fluctuate over time.

The following sensitivity analysis is determined based on the exposure to interest rate risk. For floating-rate debts, the analysis assumes that the balances of outstanding debts at the end of the reporting period had been outstanding for the entire year.

For the Company’s floating-rate debts, assuming all other variables were remained constant, an increase or a decrease in the interest rate by 0.25% would have resulted in a decrease or an increase in the net profit before tax for the years ended December 31, 2017 and 2018 by $193 thousand and $243 thousand, respectively.

(d)	Fair value information

i.	Financial instruments not measured at fair value

The Company considers that the carrying amounts of financial assets and financial liabilities measured at amortized cost approximate their fair values.

ii.	Financial instruments measured at fair value

(1)	Fair value hierarchy

	January 1, 2017
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Money market fund	$5,017	5,017	-	-	5,017
Equity securities-unlisted company	10,562	-	-	10,562	10,562
Subtotal	15,579	5,017	-	10,562	15,579
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	1,680	-	-	1,680	1,680
Total	$17,259	5,017	-	12,242	17,259

	December 31, 2017
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Money market fund	$521	521	-	-	521
Equity securities-unlisted company	1,600	-	-	1,600	1,600
Subtotal	2,121	521	-	1,600	2,121
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	1,522	-	-	1,522	1,522
Total	$3,643	521	-	3,122	3,643

	December 31, 2018
	Carrying	Fair Value
(in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value through profit or loss
Equity securities-unlisted company	$9,768	-	-	9,768	9,768
Subtotal	9,768	-	-	9,768	9,768
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	791	-	-	791	791
Total	$10,559	-	-	10,559	10,559

(2)	Valuation techniques and assumptions used in fair value measurement

The fair value of financial instruments traded in active markets is determined with reference to quoted market prices.

Money market funds with standard terms and conditions and traded in active markets. The fair value is based on quoted market prices.

Except for the abovementioned financial instruments traded in active markets, the fair value of other financial instruments are based on the valuation techniques. The fair value using valuation techniques refers to the current fair value of other financial instruments with similar conditions and characteristics, or using a discounted cash flow method, or other valuation techniques which include model calculating with observable market data at the reporting date.

The fair value of equity securities-unlisted company is determined by reference to market valuations for similar operating entities quoted in an active market based on the net assets value of investees. The significant unobservable input is primarily the liquidity discounts, 28% for 2018. The estimated fair value would increase (decrease) if the liquidity discount rate were lower (higher).

(3)	Transfer between levels of the fair value hierarchy

There were no transfers between levels for the years ended December 31, 2017 and 2018.

(4)	Movement in financial assets included in Level 3 of fair value hierarchy

(in thousands)	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total
January 1, 2017	$10,562	1,680	12,242
Disposal-including capital reduction of investment	(8,962)	(158)	(9,120)
December 31, 2017	$1,600	1,522	3,122

(in thousands)	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total
January 1, 2018	$1,600	1,522	3,122
Disposal-capital reduction of investment	-	(29)	(29)
Reclassified from equity method investments	6,136	-	6,136
Recognized in other comprehensive income	-	(702)	(702)
Recognized in profit or loss	2,032	-	2,032
December 31, 2018	$9,768	791	10,559